NATURE OF BUSINESS AND GOING CONCERN (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	May 27, 2026	Mar. 31, 2026	Mar. 31, 2025
Nature Of Business And Going Concern [Line Items]
Accumulated deficit		$ (91,223,358)	$ (83,853,121)
Net loss		(9,767,958)	(10,039,658)
Cash flows from (used in) operating activities		$ (5,069,298)	$ (6,282,441)
Subsequent events [Member]
Nature Of Business And Going Concern [Line Items]
Proceeds from private placement	$ 18,000,000